DERIVATIVE LIABILITIES (Details) - Schedule of Changes in Derivatives (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Changes in Derivatives [Abstract]
Derivative Liability	$ 696,648	$ 496,827
Gain on Derivative Liability	(350,393)	(151,533)
Settlement to APIC from Conversion	(36,033)	(256,472)
Additions to Liability for Convertible Debt recorded as debt discount	356,908	403,712
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	(350,393)	204,114
Derivative Liability	$ 778,156	$ 696,648